As filed with the Securities and Exchange Commission on October 31, 2017
File No. 2-87913
File No. 811-03904

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

The Value Line Tax Exempt Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code (212) 907-1900
Mitchell E. Appel,
The Value Line Tax Exempt Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)
Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Dr
Greenwich, CT 06831
It is proposed that this filing will become effective (check appropriate box)
☐   immediately upon filing pursuant to paragraph (b)
☒   on November 30, 2017 pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on (date) pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 30, 2017, the effectiveness of the registration statement for Value Line Tax Exempt Fund, Inc., filed in Post-Effective Amendment No. 43 on September 1, 2017, pursuant to paragraph (a) of Rule 485 of the Securities Act. This Post-Effective Amendment No. 44 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 43.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York, on the 31st day of October, 2017.

THE VALUE LINE TAX EXEMPT FUND, INC.
By:	/s/ Mitchell E. Appel Mitchell E. Appel, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
*Joyce E. Heinzerling (Joyce E. Heinzerling)	Director	October 31, 2017
**James E. Hillman (James E. Hillman)	Director	October 31, 2017
**Michael Kuritzkes (Michael Kuritzkes)	Director	October 31, 2017
*Paul Craig Roberts (Paul Craig Roberts)	Director	October 31, 2017
*Nancy-Beth Sheerr (Nancy-Beth Sheerr)	Director	October 31, 2017
/s/ Mitchell E. Appel (Mitchell E. Appel)	Director; President and Chief Executive Officer (Principal Executive Officer)	October 31, 2017
/s/ Emily D. Washington (Emily D. Washington)	Treasurer; Principal Financial and Accounting Officer; Secretary	October 31, 2017
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, attorney-in-fact)

*
Attorney-in-fact pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 29 and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 37, and incorporated herein by reference.